Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash and deposits for immediate withdrawal		$ 23,130	$ 40,630
Cash equivalents in USD deposits	[1]	55,305	15,011
Total Cash and Cash Equivalents		$ 78,435	$ 55,641

[1]	The deposits bear interest of 4.70%-5.78% per year, as of December 31, 2024, and 5.1% per year as of December 31, 2023.